Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk and refinancing risk	Dec. 31, 2018	Dec. 31, 2017
States and local governments
Risk information
Percentage of liquidity investments	39.00%	38.00%
Financial institutions
Risk information
Percentage of liquidity investments	23.00%	36.00%
Corporates
Risk information
Percentage of liquidity investments	33.00%	23.00%
Covered bonds
Risk information
Percentage of liquidity investments	5.00%	3.00%
Multilateral development banks
Risk information
Percentage of liquidity investments	0.00%	0.00%
CDS covered corporates
Risk information
Percentage of liquidity investments	0.00%	0.00%